BORROWINGS - Short-Term Narrative (Details)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) Plant	Nov. 30, 2019 Plant	Sep. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate	3.96%	4.05%
Short-term borrowings	¥ 10,145,388,468	¥ 9,047,249,911
Amount of short-term bank borrowings guaranteed or collateralized	5,789,830,860
Long-term Debt	5,515,734,115
Current portion of debt	473,357,366			¥ 288,082,711
Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	851,038,544
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt [Line Items]
Long-term Debt	879,591,669			¥ 725,604,249
Current portion of debt	473,357,366
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term borrowings	278,034,798
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term borrowings	2,340,822,342
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term borrowings	355,534,524
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	282,742,943
Land use rights [Member] | Loan Six [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,429,018,870
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	1,416,131,855
Equipment [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	1,242,858,086
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	379,151,619
Inventories [Member] | Loan Five [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term borrowings	406,234,303
Inventories [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	985,238,018
Building and Equipment [Member] | Loan Five [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	115,000,000
Construction in Progress [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	236,463,030
Power Plants in Mexico [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Short-term Debt [Line Items]
Number of solar plants to be sold | Plant		2	2
Short term borrowings held for sale		¥ 35,591,498
Jiangxi Jinko and Zhejiang Trading [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	35,000,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Short-term Debt [Line Items]
Short-term borrowings	533,642,741
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	260,303,899
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings	68,418,860
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,886,453,211
JinkoSolar Holding [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	75,943,950
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	130,000,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	151,000,000
JinkoSolar Holding and Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	18,504,713
JinkoSolar Holding and Jiangxi Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	110,000,000
Zhejiang Jinko And Jiangxi Heji [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	392,137,018
Xiande Li And Kangping Chen [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	264,400,000
Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	762,731,200
Zhejiang Jinko [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings	38,000,000
Zhejiang Jinko [Member] | Loan Four [Member] | Collateral Pledged [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term borrowings	74,400,000
Zhejiang Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	381,000,000
Jiangxi Jinko and Haining Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings	168,101,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,861,055,912
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowings	¥ 2,494,501,696